Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 18 — RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

	Relationship	June 30, 2026	June 30, 2025
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholders and directors	$--	$171,023
Harcourt Limited	A related party (note 1)	$125,002	211,664

Due to a related party consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholders and directors	(189,483)	--

Note:

(1)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

The net balance due from (to) shareholders consist of the following:

	June 30, 2026	June 30, 2025
Due from/ (to)shareholders/ related party	$(64,481)	$382,687
Less: allowance for expected credit loss	—	—
	$(64,481)	$382,687

The movement of allowances for expected credit loss is as follow:

	June 30, 2026	June 30, 2025
Balance at beginning of the year	$—	$—
Reversal of Provision / (Provision)	—	—
Ending balance	$—	$—

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	June 30, 2026	June 30, 2025
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$150,000	$120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	150,000	120,000
Directors’ Share Incentive Plan to Mr. Siu Wing Fung, Alfred	105,680	—
Directors’ Share Incentive Plan to Ms. Fong Hei Yue, Tina	105,680	—
Director’s bonus of Mr. Siu Wing Fung, Alfred	—	750,000
Director’s welfare, accommodation and insurance to Mr. Siu Wing Fung, Alfred	29,846	—
Advisory services on fund raising project to Mr Siu, Daniel	32,308	—
Marketing/Administrative service fee to Harcourt Limited	230,769	—